Property and Equipment (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 1,054,559	$ 1,032,477	$ 935,485
Less: Accumulated depreciation	(875,264)	(790,582)	(685,252)
Property and equipment, net	179,295	241,895	250,233
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	30,557	30,557	30,557
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 1,024,002	$ 1,001,920	$ 904,928